Fair Value of Financial Instruments not carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]

Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Jun 30, 2020		Dec 31, 2019
in € m.	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and central bank balances	166,232	166,232	137,592	137,592
Interbank balances (w/o central banks)	10,159	10,160	9,636	9,636
Central bank funds sold and securities purchased under resale agreements	7,504	7,457	13,801	13,801
Securities borrowed	13	13	428	428
Loans	436,759	442,490	429,841	436,997
Other financial assets	128,186	128,650	94,157	94,423

Financial liabilities:
Deposits	572,785	573,201	572,208	572,596
Central bank funds purchased and securities sold under repurchase agreements	6,959	6,957	3,115	3,114
Securities loaned	1,156	1,156	259	259
Other short-term borrowings	4,116	4,123	5,218	5,221
Other financial liabilities	125,002	125,002	87,669	87,669
Long-term debt	153,080	150,547	136,473	136,494
Trust preferred securities	1,348	1,169	2,013	2,236

[1]Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 "Significant Accounting Policies and Critical Accounting Estimates" of the Group’s Annual Report 2019.